PHILLIPS CAPITAL INVESTMENTS, INC.

                          ANNUAL REPORT TO SHAREHOLDERS
                              FOR THE PERIOD ENDED
                                DECEMBER 31, 1996

                                    CONTENTS



Independent Auditors' Report.....................................Page          1

Statement of Assets and Liabilities..............................              2

Investment in Securities as of December 31, 1996.................          3 - 5

Statement of Operations..........................................              6

Statement of Changes in Net Assets...............................              7

Notes to Financial Statements....................................          8 - 9

Supplementary Information -
    Selected Per-Share Data and Ratios...........................             10

                         McCARTHY, ROSE & MILLS, L.L.P.
                          Certified Public Accountants
                        600 North Pearl Street, Suite 440
                            Dallas, Texas 75201-7465
Tel: (214) 969-0400                                           Fax (214) 855-0366


                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
Phillips Capital Investments, Inc.
Dallas, Texas


         We have audited the statement of assets and liabilities of Phillips Capital Investments, Inc., including the schedule of portfolio investments, as of December 31, 1996 and 1995, and the related statements of operations and changes in net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

         We conducted our audits in accordance with standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 and 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Phillips Capital Investments, Inc. as of December 31, 1996 and 1995, and, the results of its operations and the changes in its net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ McCarthy, Rose & Mills, L.L.P.


January 29, 1997
Dallas, Texas

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                   December 31,
                                                                       1996                           1995
Assets:
   Investments in securities, at value -
     amortized cost $3,550,952.16 in 1996 and
     $3,590,222.63 in 1995 - Note A                                $4,503,809.98                 $4,844,148.96
   Cash                                                               353,107.63                    509,731.11
   Receivables - Note A
     Interest                                                          23,092.02                     29,283.85
     Dividends                                                          8,545.69                      4,578.55
     Investment securities sold                                              -                       32,440.00
   Deferred registration expenses - Note B                              1,336.97                        675.97
   Prepaid insurance                                                      391.80                        391.80
                                                                   -------------                 -------------

         Total assets                                               4,890,284.09                  5,421,250.24
                                                                   -------------                 -------------


Liabilities:
   Accrued accounting fees                                              4,650.00                      4,450.00
   Federal income tax payable                                             790.00                        375.00
   Miscellaneous accounts payable                                         683.42                        354.12
   Due shareholders on sale                                             2,076.95                    375,018.64
                                                                   -------------                 -------------

         Total liabilities                                              8,200.37                    380,197.76
                                                                   -------------                 -------------


Net Assets:
   Net assets (equivalent to $13.74 and
      $14.65 per share based on 355,399.640
      and 343,987.019 shares of capital stock
      outstanding at December 31, 1996 and
      1995, respectively) - Note C                                 $4,882,083.72                 $5,041,052.48
                                                                   =============                 =============


              The accompanying notes are an integral part of these
                             financial statements.

      PHILLIPS CAPITAL INVESTMENTS, INC.
          INVESTMENTS IN SECURITIES
              DECEMBER 31, 1996

                                            Principal
                                            Amount or
COMMON STOCKS:  53.86%                       Shares           Market Value

Energy Sources & Related:  8.02%
   Alamco, Inc.                               5,200          $    58,500.00
   Norsk Hydro                                1,500               80,437.50
   Phillips Petroleum                         1,400               61,950.00
   Snyder Oil Corp.                           4,000               69,500.00
   USX Marathon Group                         3,000               71,625.00
   Wiser Oil                                  2,500               49,375.00
                                                             --------------
                                                                 391,387.50
                                                             --------------

Insurance:  6.09%
   American Bankers Insurance Group           1,700               86,912.50
   ReliaStar Financial Corp.                  1,200               69,300.00
   RLI Corp.                                  2,500               83,437.50
   Western National                           3,000               57,750.00
                                                             --------------
                                                                 297,400.00
                                                             --------------

Electric Utilities:  4.60%
   Houston Industries                         2,000               45,250.00
   PacifiCorp                                 2,000               41,000.00
   Southern Company                           2,500               56,562.50
   Texas Utilities                              900               36,675.00
   WPL Holdings                               1,600               45,000.00
                                                             --------------
                                                                 224,487.50
                                                             --------------

Chemicals:  3.94%
   Akzo N.V. ADS                              1,000               67,500.00
   Dow Chemical                                 600               47,025.00
   Monsanto                                   2,000               77,750.00
                                                             --------------
                                                                 192,275.00
                                                             --------------

Health Products and Services:  3.88%
   Beverly Enterprises                        3,000               38,250.00
   Grancare                                   2,400               42,900.00
   Tenet Health Care                          1,800               39,375.00
   Universal Health Services "B"              2,400               68,700.00
                                                             --------------
                                                                 189,225.00
                                                             --------------

Merchandising:  3.74%
   Burlington Coat Factory                    4,500               58,500.00
   KMart                                      5,500               57,062.50
   Intertan                                   6,100               29,737.50
   Service Merchandise                        9,000               37,125.00
                                                             --------------
                                                                 182,425.00
                                                             --------------

              The accompanying notes are an integral part of these
                              financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1996

                                                   Principal
                                                   Amount or
Common Stocks, continued                            Shares          Market Value

Consumer Products and Services:  3.52%
   Showbiz Pizza                                     6,000             108,750.00
   Spaghetti Warehouse, Inc.                        12,000              63,000.00
                                                                    -------------
                                                                       171,750.00
                                                                    -------------

Shipping and Transportation:  3.44%
   Sea Containers, Ltd. "A"                          5,000              78,125.00
   Transport Corp. of America                        5,000              53,750.00
   Rush Enterprises                                  3,000              36,000.00
                                                                    -------------
                                                                       167,875.00
                                                                    -------------

Investment Co./Foreign Securities:  3.14%
   First Australian Fund                             3,500              30,406.25
   Growth Fund of Spain                          5,425.757              69,178.40
   New Germany Fund, Inc.                            4,000              53,500.00
                                                                    -------------
                                                                       153,084.65
                                                                    -------------

Media/Entertainment:  2.90%
   Pulitzer Publishing                                 933              43,267.88
   TCI Satellite Entertainment, Inc.                   300               2,962.50
   Telecommunications "A"                            3,000              39,187.50
   Time Warner                                       1,500              56,250.00
                                                                    -------------
                                                                       141,667.88
                                                                    -------------

Construction Products and Services:  2.74%
   Centex Corp.                                      1,500              56,437.50
   Oriole Homes "B"                                  4,000              28,000.00
   Ply-Gem Industries                                3,900              49,237.50
                                                                    -------------
                                                                       133,675.00
                                                                    -------------

Business Products and Services:  2.15%
   DH Technology                                     3,000              72,000.00
   Pronet, Inc.                                      7,500              32,812.50
                                                                    -------------
                                                                       104,812.50
                                                                    -------------

Banking and Financial Services:  2.06%
   FirstFed Financial Corp.                          1,400              30,800.00
   Great Western Financial                           2,000              58,000.00
   MS Financial                                     12,500              11,718.75
                                                                    -------------
                                                                       100,518.75
                                                                    -------------

Multi-Industries:  2.05%
   Canadian Pacific                                  2,000              53,000.00
   Hanson, PLC                                       7,000              47,250.00
                                                                    -------------
                                                                       100,250.00
                                                                    -------------

              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                DECEMBER 31, 1996

                                                             Principal
                                                             Amount or
Common Stocks, continued                                       Shares          Market Value
Metal Products/Misc.:  1.17%
   Commonwealth Aluminum                                        1,800              27,675.00
   IMCO Recycling, Inc.                                         2,000              29,250.00
                                                                               -------------
                                                                                   56,925.00
                                                                               -------------

Forest Paper & Products:  .44%
   Georgia Pacific Corp.                                          300              21,600.00
                                                                               -------------

     TOTAL COMMON STOCKS (Cost $1,676,980.07)                                   2,629,358.78
                                                                               -------------

SHORT-TERM TIME DEPOSITS:  9.73%
   Beal Banc CD 5.63% Due 3/7/97                                                   95,000.00
   Guaranty Fed CD 5.29% Due 2/14/97                                               95,000.00
   LTCB Tr Co NY CD 5.25% Due 6/18/97                                              95,000.00
   Bluebonnet Svgs CD 5.15% Due 6/11/97                                            95,000.00
   Western American CD 5.5% Due 4/30/97                                            95,000.00
                                                                               -------------

     TOTAL SHORT-TERM TIME DEPOSITS
     (Cost $475,000.00)                                                           475,000.00
                                                                               -------------

OTHER SHORT-TERM SECURITIES:  28.67%
   Institutional Liquid Assets - Treasury               $  200,263.70             200,263.70
   U.S. T-Notes 4.75% of 2/15/97                         1,000,000.00             999,062.50
   U.S. T-Notes 5.625% of 8/31/97                          200,000.00             200,125.00
                                                                               -------------

     TOTAL OTHER SHORT-TERM SECURITIES
     (Cost $1,398,972.09)                                                       1,399,451.20
                                                                               -------------

     TOTAL INVESTMENTS IN SECURITIES:
     (Cost $3,550,952.16)                                                       4,503,809.98
                                                                               -------------

     OTHER ASSETS (NET OF LIABILITIES):  7.75%                                    378,273.74
                                                                               -------------

     NET ASSETS:  100%                                                         $4,882,083.72
                                                                               =============


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                             STATEMENT OF OPERATIONS

                                                      Year Ended December 31,
                                                    1996                  1995
Investment Income
   Income - Note A
     Interest                                  $   109,879.61        $   192,844.23
     Dividends                                      38,483.50             42,855.80
                                               --------------        --------------

       Total income                                148,363.11            235,700.03
                                               --------------        --------------


Expenses
   Investment advisory fees - Note E                41,951.47             52,383.99
   Accounting fees                                   5,425.00              5,100.00
   Registration fees and expenses                    1,484.00                763.00
   Directors' fees                                   1,625.00              1,875.00
   Insurance                                         1,359.00              1,359.00
   Postage and delivery                                 85.00                255.30
   Printing                                          1,376.54                411.87
   Professional fees                                 1,539.00                944.76
   Other                                               820.34                639.82
   Federal income tax                                  790.00                375.00
                                               --------------        --------------


       Total expenses                               56,455.35             64,107.74
                                               --------------        --------------


       Investment income - net                      91,907.76            171,592.29
                                               --------------        --------------


Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                612,312.46            126,098.67
   Change in unrealized appreciation
     of investments for the period                (301,068.52)           534,137.79
                                               --------------        --------------


       Net gain (loss) on investments              311,243.94            660,236.46
                                               --------------        --------------


       Net increase in net assets
         resulting from operations             $   403,151.70        $   831,828.75
                                               ==============        ==============


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Year Ended December 31,
                                                                1996                    1995

Increase in Net Assets from Operations
   Investment income - net                               $      91,907.76        $     171,592.29
   Net realized gain on investments                            612,312.46              126,098.67
   Change in unrealized appreciation                          (301,068.52)             534,137.79
                                                         ----------------        ----------------


     Net increase in net assets resulting
       from operations                                         403,151.70              831,828.75
                                                         ----------------        ----------------


Dividends Paid to Shareholders - Note F
   Investment income                                           (90,896.34)            (171,167.97)
   Net realized capital gains                                 (611,624.32)            (125,756.05)
                                                         ----------------        ----------------


     Total dividends paid to shareholders                     (702,520.66)            (296,924.02)
                                                         ----------------        ----------------


Capital Share Transactions                                     140,400.20           (1,123,961.00)
                                                         ----------------        ----------------


   Net increase (decrease)                                    (158,968.76)            (589,056.27)

Net Assets
   Beginning of year (including undistributed
     investment income of $3,819.67)                         5,041,052.48            5,630,108.75
                                                         ----------------        ----------------


   End of year (including undistributed
     investment income of $4,831.09)                     $   4,882,083.72        $   5,041,052.48
                                                         ================        ================




              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is accrued on all debt securities on a daily basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


Note B - Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of December 31, 1996 and 1995 there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $3,566,938.75 and $3,437,951.17 at December 31, 1996 and 1995, respectively.

     Transactions in capital stock for the period were as follows:

                                                Shares                          Amount
                                         1996             1995           1996             1995
Shares sold                           22,304.946       2,894.969    $ 339,000.00    $    43,000.00
Shares issued in reinvestment
   of dividends                       47,427.703      20,407.146      652,605.19        296,924.02
                                      ----------       ---------    ------------    --------------
                                      69,732.649      23,302.115      991,605.19        339,924.02

Shares redeemed                       58,320.028      98,445.797      851,204.99      1,463,885.02
                                      ----------       ---------    ------------    --------------

Net increase (decrease)               11,412.621     (75,143.682)   $ 140,400.20    ($1,123,961.00)
                                      ==========     ===========    ============    ==============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                DECEMBER 31, 1996

Note D - Investment Transactions

     Purchases of common stocks during the year were $588,358.81 in 1996 and $399,110.80 in 1995; sales were $998,015.67 and $368,935.91 in 1996 and 1995, respectively. Purchases of U.S. government obligations were $1,793,567.93 in 1996 and $1,663,734.38 in 1995, and $2,300,000.00 and $2,692,656.25 were sold/matured in 1996 and 1995, respectively.

     As of December 31, 1996 and 1995, the unrealized appreciation of securities was $952,857.81 and $1,253,926.33, respectively; accumulated undistributed net realized gains on investment transactions totaled $2,056.43 and $1,368.29 at December 31, 1996 and 1995, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 27, 1996, a distribution of $1.985 per share, aggregating $611,624.32, was declared from net realized gains from investment transactions and a dividend of $0.295 per share, aggregating $90,896.34 was declared from net investment income. The distribution and dividend were paid on December 27, 1996 to shareholders of record on December 26, 1996.

     On December 20, 1995, a distribution of $0.36 per share, aggregating $125,756.05, was declared from net realized gains from investment transactions and a dividend of $0.49 per share, aggregating $171,167.97 was declared from net investment income. The distribution and dividend were paid on December 28, 1995 to shareholders of record on December 27, 1995.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                                                                      Year Ended December 31,
                                                        1996            1995            1994              1993             1992
Per-Share Data:
   Investment income                                $     .48        $     .67        $     .47        $     .34        $     .47
   Expenses                                               .18              .18              .16              .15              .15
                                                    ---------        ---------        ---------        ---------        ---------


     Investment income - net                              .30              .49              .31              .19              .32

   Distributions from net investment income              (.29)            (.49)            (.31)            (.19)            (.32)

   Net realized and unrealized gain (loss)
     on securities                                       1.07             1.58             (.21)             .77              .92

   Distributions from net realized
     long-term gains on securities                      (1.99)            (.36)            (.24)            (.11)            (.33)
                                                    ---------        ---------        ---------        ---------        ---------


   Net increase (decrease) in net
     asset value                                         (.91)            1.22             (.45)             .66              .59

   Net asset value:
     Beginning of year                                  14.65            13.43            13.88            13.22            12.63
                                                    ---------        ---------        ---------        ---------        ---------


     End of year                                    $   13.74        $   14.65        $   13.43        $   13.88        $   13.22
                                                    =========        =========        =========        =========        =========


Ratios (Annualized)
   Ratio of expenses to average net assets               1.20%            1.11%            1.11%            1.14%            1.18%
   Ratio of net investment income to
     average net assets                                  1.96%            2.98%            2.19%            1.45%            2.09%
   Portfolio turnover rate                              19.08%           28.17%           37.62%            3.10%           20.42%

Shares Outstanding at End of Year                 355,399.640      343,987.019      419,130.701      409,961.200      367,041.839







  * Selected data for a share of capital stock outstanding throughout the year.